Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund<br/>(Standard and Service Class)<br/><br/>Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/>(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.The Fund was operational for only part of the most recent fiscal year. During the period November 1, 2018, commencement of operations, through December 31, 2018, the Fund’s portfolio turnover rate was 6% of the average of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimates for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE is based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds, including exchange traded funds (“underlying funds”). The Fund will also employ an actively managed risk-management strategy (the “Risk Management Strategy”), which seeks to stabilize the Fund’s overall portfolio volatility.

Underlying Funds Allocation Strategy. Under normal circumstances, the Fund will invest in underlying funds so that approximately 80% of the assets in the underlying funds will be invested primarily in equity securities (stocks) and approximately 20% will be invested primarily in fixed income securities (bonds). Additionally, under normal circumstances, the Fund will invest at least 80% of its net assets in a portfolio of investments that provides exposure to U.S. securities.

Lincoln Investment Advisors Corporation (the “Adviser”) develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund will have a substantial portion of its assets in underlying funds employing a passive investment style, i.e., index funds or rules-based strategy. The Fund’s largest allocation will be to underlying funds that invest primarily in domestic equity securities including large-, medium- and small-cap equities with both growth and value equity securities. A smaller allocation will be made to underlying funds that invest primarily in domestic fixed income securities, including mortgage-backed securities, inflation protected securities, and high yield securities (“junk” bonds). Mortgage backed securities may be collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced (TBA) contracts). In addition, underlying funds may hold foreign fixed income securities.

On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the underlying funds and adding or removing underlying funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The Adviser uses various analytical tools and proprietary and third party research to construct the portfolio in ways that seek to outperform the U.S. Aggressive Allocation Blended Composite, an unmanaged index compiled by the Fund’s Adviser. The underlying fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, and the investment styles and performance of the underlying funds. The Adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund.

The U.S. Aggressive Allocation Blended Composite is constructed as follows: 56% Russell 1000® Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, 16% Russell Midcap® Index, and 8% Russell 2000® Index. The Fund's risk management strategy may cause the Fund's return to trail the unhedged return of the U.S. Aggressive Allocation Blended Composite index in strong, increasing markets.

Risk Management Strategy. The Fund’s Adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund’s net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Milliman may also use interest rate futures as part of the risk management strategy.

The risk management strategy consists of using hedging instruments (short or long positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund.

Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman selects individual futures contracts on indices of markets that it believes are highly correlated to the Fund’s investment exposure. Milliman will primarily buy or sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside market risk. Short futures contracts increase in value as domestic and/or foreign markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts primarily through the use of exchange-traded currency futures contracts. Interest rate futures may also be used in an effort to control the volatility of the Fund’s returns and to synthetically earn a yield premium on the Fund’s cash holdings.

		Even in periods of low volatility in the markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to domestic and foreign securities to a substantial degree.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include each underlying fund's principal risks.
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Rules-Based Strategy Risk. A “rules-based” strategy is a methodology based on a systematic approach. Its investment performance may differ significantly from the performance of any index against which its performance may be compared.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
  Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
  Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
  Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
  Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged,” which may magnify or otherwise increase investment losses.
  U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as “high yield” bonds (“junk” bonds), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
  Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance may also be impacted by the Fund’s use of short or long futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates.
  Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on November 1, 2018. Once the Fund has at least one full calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on November 1, 2018. Once the Fund has at least one full calendar year of performance, a bar chart and performance table will be included in the prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[3],[4]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.86%	[6]
1 year	rr_ExpenseExampleYear01	$ 88
3 years	rr_ExpenseExampleYear03	302
1 year	rr_ExpenseExampleNoRedemptionYear01	88
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 302
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[3],[4]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.11%	[6]
1 year	rr_ExpenseExampleYear01	$ 113
3 years	rr_ExpenseExampleYear03	381
1 year	rr_ExpenseExampleNoRedemptionYear01	113
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 381

[1]	Other Expenses are based on estimates for the current fiscal year.
[2]	AFFE is based on estimated amounts for the current fiscal year.
[3]	(including AFFE)
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[5]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.33% of the Fund’s average daily net assets for the Standard Class (and 0.58% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2020 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
[6]	(After Expense Reimbursement)